STOCK-BASED COMPENSATION PLAN	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION PLAN	STOCK-BASED COMPENSATION PLAN
2014 Equity Incentive Plan
The Company has a stock-based compensation plan called the 2014 Equity Incentive Plan (“2014 Plan”). Under the 2014 Plan, the Company is authorized to issue 15,482,675 shares of common stock. The stock awards may be issued as Incentive Stock Options (“ISO”), Non-statutory Stock Options (“NSO”), Stock Appreciation Rights, Restricted Stock Awards, or Restricted Stock Unit Awards. Only employees are eligible to receive ISO awards. Employees, directors, and consultants who are providing continuous service to the Company are eligible to receive stock awards other than ISOs.
No Stock Appreciation Rights, Restricted Stock Awards, or Restricted Stock Unit Awards are outstanding as of December 31, 2021 and 2020.
Option prices for incentive stock options are normally set at not less than the fair market value of the Company’s common stock at the date of grant. Employee options generally cliff vest at the end of the first year and then 1/48th of the original grant over the remaining three years; however, some vesting dates granted under the 2014 Plan began prior to the grant date, which accelerated the vesting period for the related options. The Board has the power to accelerate the vesting of options granted. There were no accelerations during fiscal years 2020 and 2021. Options were contingent on continued employment with the Company. Grants expired 10 years from the date of grant.
Each Legacy ESS option from the 2014 Plan that was outstanding immediately prior to the Business Combination, whether vested or unvested, was converted into an option to acquire a number of shares of the Company’s common stock (each such option, an "Exchanged Option") equal to the product (rounded down to the nearest whole number) of (i) the number of shares of Legacy ESS common stock subject to such Legacy ESS option immediately prior to the Business Combination and (ii) the Per Share Consideration, at an exercise price per share (rounded up to the nearest whole cent) equal to (A) the exercise price per share of such Legacy ESS option immediately prior to the consummation of the Business Combination, divided by (B) the Per Share Consideration. Except as specifically provided in the Merger Agreement, following the Business Combination, each Exchanged Option will continue to be governed by the same terms and conditions (including vesting and exercisability terms) as were applicable to the corresponding former Legacy ESS option immediately prior to the consummation of the Business Combination. All stock option activities were retroactively restated to reflect the Exchanged Options.
2021 Equity Incentive Plan
In October 2021, the Board of Directors of the Company adopted the ESS Tech Inc. 2021 Equity Incentive Plan (the “2021 Plan”). The 2021 Plan became effective upon consummation of the Business Combination . Under the 2021 Plan, the Company is authorized to issue 12,210,000 shares of common stock. The stock awards may be issued as ISO, NSO, Stock Appreciation Rights, Restricted Stock Awards, or Restricted Stock Unit Awards. The number of Shares available for issuance under the 2021 Plan will be increased on the first day of each fiscal year beginning with the 2022 fiscal year and ending with the 2031 Fiscal Year, in an amount equal to the least of (i) 15,260,000 Shares, (ii) five percent (5%) of the outstanding shares on the last day of the immediately preceding fiscal year, or (iii) such number of shares determined by the Company no later than the last day of the immediately preceding fiscal year. As of January 1, 2022, the number of Shares available for issuance under the 2021 Plan was increased by 5,400,000 in accordance with the plan and as approved by the Board.
The stock awards may be issued as ISO, NSO, Stock Appreciation Rights, Restricted Stock Awards, or Restricted Stock Unit Awards. Only employees are eligible to receive ISO awards. Employees, directors, and consultants who are providing continuous service to the Company are eligible to receive stock awards other than ISOs.
Option prices for incentive stock options are set at the fair market value of the Company’s common stock at the date of grant. Employee options generally cliff vest at the end of the first year and then 1/48th of the original grant over the remaining three years. Grants expire 10 years from the date of grant.
No ISOs, NSOs, Restricted Stock Awards, nor Stock Appreciation Rights are outstanding as of December 31, 2021.
Shares Available for Future Grant
As of December 31, 2021, shares available for future grant under the Company’s 2021 Plan was 9,785,574 shares, which includes shares assumed from the Company’s 2014 Plan.
Stock option and RSU activity, prices, and values adjusted by the Per Share Consideration, during the year ended December 31, 2021 is as follows (in thousands, except for share, per share, and contractual term data):

	Options Outstanding				Restricted Stock Units
	Number of shares	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic values ($'000s)	Number of plan shares outstanding	Weighted average grant date fair value per Share
Balances as of December 31, 2019	2,104,223	$0.37	7.82	$821
Recapitalization Impact	995,215	(0.12)
Balances at December 31, 2019	3,099,438	$0.25	7.82	821
Granted	3,271,856	0.33
Exercised	(108,999)	0.06
Forfeited	(529,873)	0.29
Balances as of December 31, 2020	5,732,422	$0.30	8.23	4,333
Granted	1,454,549	1.75			3,392,153	$10.69
Exercised	(2,496,070)	0.27
Forfeited	(894,371)	0.46
Balances as of December 31, 2021	3,796,530	$0.83	8.08	40,274	3,392,153	10.69
Options vested and exercisable - December 31, 2020	2,825,238	$0.26	7.21	2,215
Options vested and exercisable - December 31, 2021	1,827,374	$0.31	7.20	20,337
The aggregate intrinsic value is the fair market value on the reporting date less the exercise price for each option.
The aggregate intrinsic value of the options exercised was $6,244 thousand and $48 thousand during the years ended December 31, 2021 and 2020, respectively.
The fair value of each stock option award is estimated on the date of the grant using the Black-Scholes Merton option-pricing model. For options granted during the years ended December 31, 2021, and 2020, respectively, the weighted average estimated fair value using the Black-Scholes Merton option pricing model was $5.63 and $0.65 per option, respectively.
In accordance with ASC 718, the fair value of each option grant has been estimated as of the date of grant using the following weighted average assumptions:

	2021	2020
Risk-free rate	1.01%	0.93%
Expected dividends	—	—
Expected term	6 years	6 years
Expected volatility	75.14%	71.06%
The compensation expense is allocated on a departmental basis, based on the classification of the award holder. The following table presents the amount of stock-based compensation related to stock-based awards to employees on the Company’s consolidated statements of operations and comprehensive loss during the years ended December 31, 2021 and 2020 (in thousands):

	2021	2020
Research and development	$2,233	$79
Sales and marketing	213	47
General and administrative	5,476	184
Total stock-based compensation	$7,922	$310
As of December 31, 2021, there was approximately $16,949 thousand of unamortized stock-based compensation cost related to unvested stock options and RSUs, which was expected to be recognized over a weighted average period of 2.15 years.